Employee Benefit Plan, Investment (Plans Assets at Fair Value) (Details) - EBP-58-1533433-004 [BSSP] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investment at Fair Value	$ 2,645,412	$ 2,478,101
Other Investments
EBP, Investment, Fair Value and NAV [Line Items]
Investment at Fair Value	2,131,205	1,958,663
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investment at Fair Value	200,159	194,900
Fair Value, Inputs, Level 1, Level 2, and Level 3 | AT&T common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment at Fair Value	197,683	192,612
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment at Fair Value	2,476	2,288
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investment at Fair Value	200,159	194,900
Fair Value, Inputs, Level 1 | AT&T common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment at Fair Value	197,683	192,612
Fair Value, Inputs, Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment at Fair Value	2,476	2,288
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investment at Fair Value	0	0
Fair Value, Inputs, Level 2 | AT&T common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment at Fair Value	0	0
Fair Value, Inputs, Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment at Fair Value	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investment at Fair Value	0	0
Fair Value, Inputs, Level 3 | AT&T common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investment at Fair Value	0	0
Fair Value, Inputs, Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment at Fair Value	0	0
Fair Value Measured at Net Asset Value Per Share | U.S. Stock Market Index Fund | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment at Fair Value	1,003,448	906,589
Fair Value Measured at Net Asset Value Per Share | International Stock Index Fund | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment at Fair Value	108,881	83,608
Fair Value Measured at Net Asset Value Per Share | Asset Allocation Funds | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investment at Fair Value	$ 818,717	$ 773,566